Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Foreign Exchange Rates
The most significant closing exchange rates for the statement of financial position and the approximate average exchange rates (as determined using the closing exchange rates of each month within the period) for the statements of income with respect Cemex’s main functional currencies to the Dollar as of December 31, 2024, 2023 and 2022, were as follows:

	2024		2023		2022

Currency	Closing	Average	Closing	Average	Closing	Average

Peso	20.83	18.55	16.97	17.63	19.50	20.03
Euro	0.9654	0.9265	0.9059	0.9227	0.9344	0.9522
British Pound Sterling	0.7988	0.7819	0.7852	0.8019	0.8266	0.8139
Colombian Peso	4,409	4,104	3,822	4,272	4,810	4,277

Summary of Statutory Tax Rates
For the years ended December 31, 2024, 2023 and 2022, the statutory tax rates in Cemex’s main operations were as follows:

Country	2024	2023	2022
Mexico	30.0%	30.0%	30.0%
United States	21.0%	21.0%	21.0%
United Kingdom	25.0%	23.5%	19.0%
France	25.8%	25.8%	25.8%
Germany	28.2%	28.2%	28.2%
Spain	25.0%	25.0%	25.0%
Israel	23.0%	23.0%	23.0%
Colombia	35.0%	35.0%	35.0%
Other operations	15.0% – 30.0%	15.0% – 30.0%	18.0% – 30.0%